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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811- 08365

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street

Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:     (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for three of its series, Evergreen Core Bond Fund, Evergreen Select High Yield Bond Fund and Evergreen International Bond Fund, for the quarter ended January 31, 2008. Evergreen Core Bond Fund and Evergreen Select High Yield Bond Fund have an April 30 fiscal year end. Evergreen International Bond Fund has an October 31 fiscal year end.

Date of reporting period:     January 31, 2008

Item 1 – Schedule of Investments

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.3%

FIXED-RATE 7.3%
FHLMC:
6.90%, 12/01/2010 ##	$39,185,000	$43,119,174
7.21%, 06/15/2017	9,832,484	10,312,998
FNMA:
4.32%, 12/01/2009	4,770,000	4,803,863
4.88%, 01/01/2013	4,987,328	5,148,703
5.10%, 12/01/2011	13,867,299	14,399,957
5.37%, 04/01/2017	2,460,000	2,486,027
5.38%, 09/01/2012	14,002,434	14,625,000
5.40%, 05/01/2017	3,472,985	3,556,163
5.81%, 01/01/2009	9,192,893	9,316,982
5.82%, 11/01/2011	5,381,158	5,671,145
5.85%, 02/01/2009	3,681,479	3,724,998
5.96%, 12/01/2008	3,382,633	3,410,073
6.06%, 09/01/2016	1,450,248	1,547,182
6.12%, 04/01/2009	6,980,768	7,116,944
6.125%, 05/01/2009	3,972,504	4,049,935
6.20%, 09/01/2008	867,530	869,440
6.23%, 04/01/2011	1,923,845	2,032,856
6.26%, 06/01/2009	5,189,500	5,340,814
6.28%, 08/01/2011 – 12/01/2011 ##	30,904,839	32,964,529
6.31%, 03/01/2008	1,807,247	1,803,122
6.32%, 08/01/2012	5,565,944	6,031,591
6.37%, 08/01/2011	4,064,687	4,336,479
6.40%, 06/01/2009	7,661,321	7,844,599
6.42%, 08/01/2013	5,550,831	5,619,416
6.53%, 02/01/2016	5,497,490	6,081,934
6.73%, 08/01/2009	81,245	83,815
6.79%, 07/01/2009	53,718	55,322
6.93%, 11/01/2012	2,815,979	3,079,294
6.96%, 10/01/2010 – 12/01/2010	18,833,656	20,098,719
7.01%, 12/01/2010	14,793,872	15,839,663
7.18%, 12/01/2010	25,534,245	27,204,758
Ser. 2006-M2, Class 1F, 4.85%, 07/25/2012	9,932,220	10,218,665

		282,794,160

FLOATING-RATE 2.0%
FNMA:
5.63%, 12/01/2011	14,834,219	15,586,059
5.97%, 11/01/2011	17,837,461	18,881,337
6.11%, 02/01/2012 – 07/01/2012	27,700,431	29,770,315
7.41%, 04/01/2010	11,294,605	11,981,742

		76,219,453

Total Agency Commercial Mortgage-Backed Securities (cost $357,526,398)		359,013,613

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 8.0%
FIXED-RATE 8.0%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	107,524	26,398
Ser. 1590, Class IA, 6.43%, 10/15/2023	225,674	228,854
Ser. 1897, Class K, 7.00%, 09/15/2026	6,500	6,734
Ser. 2006-44, Class OA, 5.50%, 12/25/2026	335,980	343,803
Ser. 2043, Class ZP, 6.50%, 04/15/2028	162,257	171,911
Ser. 2173, Class Z, 6.50%, 07/15/2029	399,038	423,901
Ser. 2326, Class ZP, 6.50%, 06/15/2031	61,648	65,050
Ser. 2423, Class MC, 7.00%, 03/15/2032	92,391	98,280
Ser. 2647, Class PC, 5.00%, 11/15/2031	1,250,000	1,267,637

1

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FHLMC:
Ser. 2654, Class OG, 5.00%, 02/15/2032 ##	$14,686,000	$14,836,665
Ser. 2762, Class LE, 5.00%, 11/15/2029	18,366,874	18,765,342
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	11,277,760
Ser. 2778, Class JD, 5.00%, 12/15/2032	45,813,000	45,996,280
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,962,281
Ser. 2840, Class OD, 5.00%, 07/15/2029	325,000	331,638
Ser. 3056, Class HC, 5.00%, 02/15/2031	22,585,794	22,988,573
Ser. 3059, Class CD, 5.00%, 04/15/2031	3,786,000	3,859,279
Ser. 3079, Class MC, 5.00%, 02/15/2031	23,152,763	23,597,155
Ser. 3079, Class MD, 5.00%, 03/15/2034 ##	31,819,250	31,511,202
Ser. 3104, Class QD, 5.00%, 05/15/2034	22,179,817	21,929,831
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	278,174	57,289
Ser. 1998-61, Class PL, 6.00%, 11/25/2028	93,374	97,802
Ser. 1999, Class LH, 6.50%, 11/25/2029	129,806	137,818
Ser. 2001-06, Class ZC, 6.50%, 09/25/2030	345,085	368,410
Ser. 2001-46, Class ZG, 6.00%, 09/25/2031	622,340	651,342
Ser. 2001-70, Class LR, 6.00%, 09/25/2030	43,897	44,208
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	84,011	88,884
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	370,000	381,200
Ser. 2003-025, Class IK, IO, 7.00%, 04/25/2033	775,336	144,053
Ser. 2003-033, Class IA, IO, 6.50%, 05/25/2033	342,572	83,844
Ser. 2003-084, Class PW, 3.00%, 06/25/2022	52,889	52,757
Ser. 2003-092, Class KH, 5.00%, 03/25/2032 ##	35,580,000	35,933,302
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	1,400,000	1,408,807
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	225,000	225,960
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	100,000	94,662
Ser. 2005-20, Class QE, 5.00%, 10/25/2030 ##	30,280,000	30,772,241
Ser. 2005-31, Class PB, 5.50%, 04/25/2035	75,000	76,577
Ser. 2006-38, Class PD, 5.00%, 12/25/2034 ##	25,000,000	24,625,970
Ser. 2006-57, Class PA, 5.50%, 08/25/2027	377,505	386,180

		310,319,880

FLOATING-RATE 0.0%
FHLMC, Ser. 2504, Class FP, 5.53%, 03/15/2032	238,087	238,377
GNMA, Ser. 2002-41, Class GS, IO, 4.77%, 06/16/2032	150,773	34,960

		273,337

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $297,845,657)		310,593,217

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 8.3%
FIXED-RATE 7.4%
FHLMC:
4.50%, 05/01/2018 – 04/01/2035	26,444,275	25,593,433
5.00%, 08/01/2018 – 10/01/2018	488,594	496,140
5.50%, 02/01/2017 – 11/01/2017	608,929	625,066
6.00%, 04/01/2014 – 02/01/2023	1,494,651	1,544,229
6.50%, 09/01/2019 – 02/01/2033	9,646,269	10,071,328
7.00%, 02/01/2015 – 05/01/2032	692,121	734,085
FHLMC 30 year:
5.00%, TBA #	119,690,000	118,960,609
5.50%, TBA #	84,095,000	85,001,628
FNMA:
4.50%, 05/01/2018 – 02/01/2022	3,114,566	3,130,430
5.00%, 12/01/2017 – 11/01/2035	17,692,836	17,692,086
6.00%, 12/01/2008 – 11/01/2033	2,350,458	2,423,232
6.10%, 03/01/2012	9,899,315	10,621,130

2

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
6.50%, 04/01/2017 – 08/01/2032	$1,488,600	$1,560,928
7.00%, 08/01/2028 – 06/01/2032	193,849	207,001
7.50%, 02/01/2012 – 01/01/2033	3,466,290	3,719,255
FNMA 30 year, 5.00%, TBA #	3,135,000	3,116,877
GNMA:
7.00%, 11/15/2029	204,512	219,218
7.75%, 07/15/2020 – 08/15/2021	673,107	729,457
8.25%, 07/15/2008	145	148
11.50%, 05/15/2013-06/15/2013	10,098	11,805

		286,458,085

FLOATING-RATE 0.9%
FNMA:
5.52%, 12/01/2011	1,920,744	2,010,179
5.93%, 11/01/2036	27,343,736	28,099,249
GNMA, 5.625%, 07/20/2024	3,839,902	3,869,792

		33,979,220

Total Agency Mortgage-Backed Pass Through Securities (cost $318,577,043)		320,437,305

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.8%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	38,498,488	40,684,286
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	29,705,000	29,696,748

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $67,542,866)		70,381,034

ASSET-BACKED SECURITIES 4.6%
Credit Suisse Mtge. Capital Cert., Ser. 2007-03, Class 1A3A, 5.75%, 04/25/2037	7,175,000	7,109,062
CSAB Mtge. Backed Trust, Ser. 2006-02, Class A3A, 5.80%, 09/25/2036	21,140,000	22,496,131
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust:
Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	22,504,000	22,236,914
Ser. 2005-04, Class A3, 5.25%, 09/25/2035	18,280,000	17,889,857
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1, FRN, 5.00%, 01/20/2035	2,157	2,136
JPMorgan Alternative Loan Trust:
Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	29,440,000	29,610,458
Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	10,713,000	10,630,189
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	2,350,000	1,912,014
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	3,795,000	3,765,778
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	15,336,000	14,362,281
Ser. 2006-05, Class 2A4A, 5.89%, 04/25/2036	1,625,000	1,690,617
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%, 10/25/2032	16,177,000	15,134,878
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	14,060,000	13,526,853
Nomura Asset Acceptance Corp.:
Ser. 2006-AF2, Class 1A4, 6.43%, 07/25/2036	7,950,000	7,232,041
Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	5,345,000	5,121,614
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016 ☐ +	1,502	1,502
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	3,573,819	3,561,964

Total Asset-Backed Securities (cost $177,997,087)		176,284,289

COMMERCIAL MORTGAGE-BACKED SECURITIES 18.8%
FIXED-RATE 11.9%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-04, Class A6, 4.88%, 07/10/2042	12,635,000	12,429,617
Ser. 2006-05, Class A2, 5.32%, 10/10/2011	300,000	304,287
Ser. 2007-01, Class A2, 5.38%, 01/15/2049	18,970,000	18,945,290
Ser. 2007-04, Class A4, 5.75%, 07/10/2017	20,145,000	20,361,571
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class C, 5.70%, 07/10/2017	6,360,000	5,261,602

3

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2007-CD4, Class A2B, 5.21%, 12/11/2049	$310,000	$307,975
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A4, 4.72%, 03/10/2039	12,000,000	11,728,788
Ser. 2007-C9, Class B, 6.01%, 12/10/2049	18,607,000	15,739,605
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A2, 2.85%, 05/15/2038	21,769,099	21,643,792
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	21,060,000	20,597,819
Ser. 2005-C1, Class A4, 5.01%, 02/15/2038	41,570,000	40,992,135
Credit Suisse Mtge. Capital Cert., Ser. 2006-C5, Class A3, 5.31%, 12/15/2039	11,665,000	11,431,161
GE Capital Comml. Mtge. Corp.:
Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	28,580,000	27,743,618
Ser. 2005-C1, Class A5, 4.77%, 06/10/2048	12,060,000	11,717,380
Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	440,000	438,519
Ser. 2007-C1, Class C, 5.89%, 12/10/2049	28,627,000	23,792,927
Greenwich Capital Comml. Funding Corp.:
Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	683,343	680,963
Ser. 2005-GG05, Class A2, 5.12%, 04/10/2037	304,000	307,311
Ser. 2007-GG09, Class A2, 5.38%, 03/10/2039	20,015,000	20,016,537
Ser. 2007-GG09, Class A4, 5.44%, 03/10/2039	36,750,000	36,307,310
Ser. 2007-GG11, Class B, 6.10%, 12/10/2049	4,184,000	3,612,290
GS Mtge. Securities Corp.:
Ser. 2006-GG8, Class A2, 5.48%, 11/10/2039	292,000	293,605
Ser. 2007-GG10, Class AM, 5.80%, 08/10/2045	32,300,000	31,129,684
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2005-LDP4, Class A2, 4.79%, 10/15/2042	200,000	200,163
Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	4,595,000	3,854,306
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	30,950,000	30,519,807
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	15,480,000	15,666,926
Ser. 2007-LD12, Class A4, 5.88%, 02/15/2051	12,350,000	12,519,042
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	19,522,985	19,447,695
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032 ρ	5,055,000	5,055,107
Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	160,000	160,786
Ser. 2007-C1, Class A2, 5.32%, 09/15/2037	270,000	269,600
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	6,980,000	6,776,459
Morgan Stanley Capital I, Inc.:
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	2,981,083	2,969,906
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	12,702,000	12,538,938
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	4,780,000	4,754,381
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	10,753,182	10,663,188

		461,180,090

FLOATING-RATE 6.9%
Banc of America Comml. Mtge., Inc.:
Ser. 2004-3, Class A5, 5.32%, 06/10/2039	37,960,000	38,646,526
Ser. 2007-1, Class A4, 5.45%, 01/15/2049	29,790,000	29,399,936
Credit Suisse Mtge. Capital Cert., Ser. 2007-C3, Class A4, 5.72%, 06/15/2039	22,000,000	22,194,641
GS Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045	10,000,000	10,146,326
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.37%, 06/12/2041	13,395,000	13,656,086
Ser. 2007-CB19:
Class A4, 5.75%, 02/12/2049	31,940,000	32,227,329
Class AM, 5.75%, 02/12/2049	5,280,000	5,064,095
Ser. 2007-LD11, Class A4, 5.82%, 06/15/2049	8,040,000	8,161,468

4

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE continued
Morgan Stanley Capital I, Inc.:
Ser. 2004-IQ7, Class A4, 5.41%, 06/15/2038	$33,730,000	$34,287,304
Ser. 2006-HQ8, Class A4, 5.39%, 03/12/2044	22,750,000	22,506,780
Ser. 2007-IQ15, Class A4, 5.88%, 06/11/2049	27,705,000	28,297,011
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.23%, 07/15/2041	20,552,000	20,740,928

		265,328,430

Total Commercial Mortgage-Backed Securities (cost $732,113,878)		726,508,520

CORPORATE BONDS 22.1%
CONSUMER DISCRETIONARY 3.1%
Automobiles 0.0%
DaimlerChrysler AG, 7.30%, 01/15/2012	225,000	246,409

Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp., 6.30%, 10/15/2037	7,400,000	7,606,253

Media 1.0%
Comcast Corp., 6.20%, 11/15/2008	9,875,000	9,997,894
Cox Enterprises, Inc., 4.375%, 05/01/2008 144A	320,000	320,399
Time Warner, Inc., 7.625%, 04/15/2031	24,000,000	26,004,000

		36,322,293

Multi-line Retail 1.0%
Kohl’s Corp., 6.875%, 12/15/2037	9,950,000	9,347,995
Macy’s, Inc.:
6.375%, 03/15/2037	16,255,000	13,563,595
6.70%, 09/15/2028	5,385,000	4,670,922
6.90%, 01/15/2032 ρ	5,000,000	4,419,665
Target Corp., 6.50%, 10/15/2037	8,300,000	8,175,367

		40,177,544

Specialty Retail 0.9%
Home Depot, Inc., 5.875%, 12/16/2036	30,000,000	25,113,990
Lowe’s Cos., 6.65%, 09/15/2037	11,000,000	11,062,909

		36,176,899

CONSUMER STAPLES 0.6%
Food & Staples Retailing 0.6%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,166,040
Wal-Mart Stores, Inc., 6.50%, 08/15/2037 ρ	12,825,000	13,495,799

		23,661,839

Food Products 0.0%
Sara Lee Corp., 2.75%, 06/15/2008	125,000	124,583

ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
El Paso Corp., 6.50%, 06/01/2008	55,000	55,693
Kinder Morgan Energy Partners, LP:
5.80%, 03/15/2035 ρ	3,000,000	2,665,974
7.40%, 03/15/2031	6,685,000	7,193,334
Marathon Oil Corp., 6.60%, 10/01/2037	14,000,000	14,472,738

		24,387,739

FINANCIALS 12.2%
Capital Markets 4.2%
Eaton Vance Corp., 6.50%, 10/02/2017	10,000,000	10,459,480
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012 ρ	10,000,000	10,366,740
5.95%, 01/18/2018	12,000,000	12,407,472
6.75%, 10/01/2037	26,155,000	25,740,417
Legg Mason, Inc., 6.75%, 07/02/2008 ρ	1,070,000	1,083,225

5

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Capital Markets continued
Lehman Brothers Holdings, Inc.:
6.00%, 07/19/2012 ρ	$10,000,000	$10,258,350
7.00%, 09/27/2027 ρ	11,500,000	11,686,588
Merrill Lynch & Co., Inc.:
4.125%, 09/10/2009 ρ	10,255,000	10,198,710
6.05%, 08/15/2012	23,750,000	24,738,831
Morgan Stanley:
5.625%, 01/09/2012 ρ	25,000,000	25,783,000
5.95%, 12/28/2017	21,175,000	21,415,358

		164,138,171

Commercial Banks 1.7%
National City Corp.:
4.50%, 03/15/2010	20,000,000	20,080,120
5.80%, 06/07/2017	13,000,000	12,094,134
PNC Financial Services Group, Inc., 7.50%, 11/01/2009	11,390,000	12,112,456
SunTrust Banks, Inc., 4.25%, 10/15/2009	20,650,000	20,752,218

		65,038,928

Consumer Finance 2.3%
American General Finance Corp., 5.90%, 09/15/2012	20,000,000	20,331,660
American Water Capital Corp., 6.09%, 10/15/2017 144A	10,000,000	10,271,600
HSBC Finance Corp.:
4.125%, 11/16/2009 ρ	10,000,000	10,010,450
4.625%, 09/15/2010 ρ	12,000,000	12,208,008
6.75%, 05/15/2011	8,550,000	9,005,980
Sprint Capital Corp., 6.875%, 11/15/2028	30,785,000	25,893,540

		87,721,238

Diversified Financial Services 1.1%
Bank of America Corp., 5.30%, 03/15/2017 ρ	4,000,000	3,987,828
Citigroup, Inc., 6.125%, 11/21/2017	17,500,000	18,486,720
JPMorgan Chase & Co., 6.00%, 10/01/2017	20,000,000	20,889,280

		43,363,828

Insurance 1.2%
American International Group, Inc., 4.70%, 10/01/2010	20,000,000	20,327,400
MetLife, Inc., 5.00%, 06/15/2015	5,000,000	5,015,480
Prudential Financial, Inc., 6.10%, 06/15/2017 ρ	20,000,000	20,591,040

		45,933,920

Real Estate Investment Trusts 1.2%
BRE Properties, Inc.:
4.875%, 05/15/2010	17,000,000	16,992,571
5.50%, 03/15/2017	12,000,000	10,468,548
Duke Realty Corp., 7.75%, 11/15/2009	7,510,000	7,908,526
ERP Operating, LP, 5.75%, 06/15/2017 ρ	12,000,000	11,073,780

		46,443,425

Thrifts & Mortgage Finance 0.5%
Washington Mutual, Inc., 5.00%, 03/22/2012 ρ	20,000,000	17,643,140

HEALTH CARE 2.5%
Biotechnology 0.6%
Amgen, Inc., 6.375%, 06/01/2037 144A ρ	23,500,000	23,497,321

Health Care Equipment & Supplies 0.2%
Covidien, Ltd., 6.55%, 10/15/2037 144A	7,000,000	7,159,600

6

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services 1.0%
UnitedHealth Group, Inc., 5.375%, 03/15/2016 ρ	$20,300,000	$19,855,613
WellPoint, Inc.:
5.875%, 06/15/2017 ρ	10,000,000	10,193,790
6.375%, 06/15/2037 ρ	10,000,000	9,803,990

		39,853,393

Pharmaceuticals 0.7%
Abbott Laboratories, 5.875%, 05/15/2016	12,000,000	12,816,756
AstraZeneca plc, 6.45%, 09/15/2037	11,950,000	12,975,597

		25,792,353

INDUSTRIALS 0.8%
Air Freight & Logistics 0.3%
FedEx Corp., 6.72%, 01/15/2022	12,591,014	13,586,914

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	10,000,000	10,498,380
7.125%, 12/15/2010	6,870,000	7,384,858

		17,883,238

MATERIALS 0.3%
Paper & Forest Products 0.3%
Weyerhaeuser Co., 7.375%, 03/15/2032	10,000,000	9,952,870

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.0%
BellSouth Corp., Sr. Disc. Note, Step Bond, 0.00%, 12/15/2095 †	6,000,000	3,093,948
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,180,000	19,581,317
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	15,506,712

		38,181,977

Wireless Telecommunication Services 0.5%
AT&T Wireless, 8.125%, 05/01/2012	17,500,000	19,912,830

UTILITIES 0.5%
Electric Utilities 0.5%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	17,170,871

Total Corporate Bonds (cost $846,993,486)		851,977,576

	Shares	Value

PREFERRED STOCKS 0.6%
FINANCIALS 0.6%
Thrifts & Mortgage Finance 0.6%
Fannie Mae, Ser. S, 8.25%	375,000	9,907,500
Freddie Mac, Ser. Z, 8.38%	500,000	13,425,000

Total Preferred Stocks (cost $21,875,000)		23,332,500

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ρ (cost $1,512,458)	$1,245,000	$1,505,575

7

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.7%
FIXED-RATE 2.8%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	$22,000,000	$22,402,444
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%, 10/25/2033	405,629	404,027
Countrywide Home Loans, Inc., Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	504,277	505,493
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N1, 6.25%, 08/25/2046 144A	1,435,787	1,414,638
Harborview NIM Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A ☐	3,779,419	3,775,640
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A ☐	1,500,579	1,497,062
Ser. 2006-14, Class N1, 6.41%, 03/19/2037 144A ☐	3,207,660	3,196,634
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%, 07/25/2036	9,384	9,433
Sharps, LLC NIM Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	1,011,769	1,024,820
Washington Mutual, Inc.:
Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	26,132,000	26,138,285
Ser. 2005-AR12, Class 1A4, 4.83%, 10/25/2035	48,007,000	48,169,744
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	195,000	195,538

		108,733,758

FLOATING-RATE 1.9%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.71%, 02/25/2035	19,611,000	19,843,990
Deutsche Securities, Inc., NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A ☐	2,393,282	2,335,844
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.68%, 05/25/2035	39,610,000	40,050,855
Ser. 2005-AR8, Class 2AB1, 5.12%, 07/25/2045	997	995
Ser. 2006-OA3, Class 4AB, 5.56%, 04/25/2047	12,153,704	11,142,151

		73,373,835

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations(cost $179,362,062)		182,107,593

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 22.7%
FIXED-RATE 4.5%
Countrywide Alternative Loan Trust, Inc.:
Ser. 2004-24CB, Class 1A1, 6.00%, 11/25/2034	20,177,616	20,126,232
Ser. 2007-24, Class A1, 7.00%, 10/25/2037	13,248,957	13,525,782
First Horizon Mtge. Pass Through Trust:
Ser. 2004-5, Class 2A1, 6.25%, 08/25/2017	61,345	62,780
Ser. 2007-AR2, Class 2A1, 5.89%, 07/25/2037	23,567,713	24,006,308
GSAA Home Equity Trust:
Ser. 2007-09, Class A1A, 6.00%, 10/01/2037	17,441,209	17,378,526
Ser. 2007-10, Class A1A, 6.00%, 11/25/2037	11,999,696	11,977,196
Ser. 2007-10, Class A2A, 6.50%, 11/26/2037	30,236,847	30,506,136
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	9,797,121	9,876,010
Residential Accredited Loans, Inc., Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	11,594,462	11,938,964
Washington Mutual, Inc., Ser. 2007-05, Class A6, 6.00%, 06/25/2037	36,448,817	35,802,907

		175,200,841

FLOATING-RATE 18.2%
Alternative Loan Trust, Ser. 2006, Class 4A1, 5.90%, 02/25/2037	27,545,212	28,082,344
American Home Mtge. Assets, Ser. 2007-1, Class A1, 5.49%, 02/25/2047	17,455,647	16,199,071
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.83%, 08/25/2047	5,908,422	6,018,318
Citigroup Mtge. Loan Trust, Inc.:
Ser. 2005-7, Class 2A3A, 5.19%, 09/25/2035	16,438,090	16,491,617
Ser. 2007-AR8, Class 1A1A, 5.76%, 08/25/2037	49,759,222	50,604,631
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 5.63%, 03/25/2047	23,059,305	21,584,201
Countrywide Home Loans:
Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	19,435,411	19,595,331
Ser. 2007-HY5, Class 1A1, 5.95%, 09/25/2037	19,061,628	19,464,210
Ser. 2007-HYB2, Class 3A1, 5.46%, 02/25/2047	38,097,173	36,549,476
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 5.63%, 04/25/2047	15,153,403	14,395,127
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 6.00%, 03/25/2037	51,854,391	52,736,771

8

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
HSI Asset Loan Obligation Trust:
Ser. 2007-AR1, Class 11A1, 6.14%, 01/25/2037	$20,181,052	$19,239,335
Ser. 2007-AR2, Class 2A1, 6.01%, 09/25/2037	18,227,249	18,620,775
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.83%, 06/25/2036	35,205,319	32,857,290
MASTR Reperforming Loan Trust:
Ser. 2006-2, Class 1A1, 5.89%, 05/25/2046 144A	21,064,672	21,568,960
Ser. 2006-OA2, Class 4A1B, 5.99%, 12/25/2046 ☐	30,813,510	28,320,697
Residential Accredited Loans, Inc., Ser. 2007-QS11, Class A1, 7.00%, 10/25/2037 #	858,178	865,543
Residential Funding Mtge. Securities, Ser. 2007-SA3, Class 2A1, 5.78%, 07/27/2037	14,121,611	14,371,281
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.73%, 04/25/2037	22,538,964	22,888,318
Washington Mutual, Inc.:
Ser. 2006-AR02, Class A1A, 5.73%, 04/25/2046	35,826,567	35,302,371
Ser. 2006-AR08, Class 2A, 5.64%, 10/25/2046	19,052,744	17,605,987
Ser. 2006-AR09, Class 2A, 5.50%, 11/25/2046 ρ	23,891,433	21,786,598
Ser. 2006-AR12, Class 2A3, 5.75%, 10/25/2036	5,810,103	5,903,123
Ser. 2006-AR14, Class 1A4, 5.65%, 11/25/2036	19,670,546	20,008,246
Ser. 2007-HY5, Class 2A2, 5.34%, 06/25/2037	69,609,577	70,146,963
Ser. 2007-OA4, Class 1A, 5.56%, 05/25/2047	19,239,508	18,303,121
Ser. 2007-OA5:
Class 1A, 5.54%, 06/25/2047	1,880,699	1,787,247
Class 1A1B, 5.54%, 06/25/2047	36,525,988	33,362,837
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	37,929,288	39,015,708

		703,675,497

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $874,928,186)		878,876,338

YANKEE OBLIGATIONS – CORPORATE 1.1%
MATERIALS 0.5%
Metals & Mining 0.5%
Alcan, Inc., 6.125%, 12/15/2033	20,000,000	19,294,980

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Vodafone Group plc, 5.625%, 02/27/2017 ρ	23,500,000	23,604,951

Total Yankee Obligations – Corporate (cost $43,031,997)		42,899,931

	Shares	Value

CLOSED END MUTUAL FUND SHARES 1.3%
Blackrock Income Trust	19,100	110,016
Eaton Vance Limited Duration Income Trust	13,600	213,656
MFS Government Markets Income Trust	279,998	1,959,986
MFS Intermediate Income Trust ρ	2,379,050	15,154,549
Putnam Master Intermediate Income Trust ρ	1,170,463	7,479,259
Putnam Premier Income Trust	1,878,458	11,834,285
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	198,108	2,420,880
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	772,925	9,499,248

Total Closed End Mutual Fund Shares (cost $46,253,129)		48,671,879

	Principal Amount	Value

SHORT-TERM INVESTMENTS 4.1%
CORPORATE BONDS 0.3%
Commercial Banks 0.1%
First Tennessee Bank, FRN, 4.04%, 08/15/2008 ρρ	$3,000,000	2,983,993

Insurance 0.2%
Metropolitan Life Global Funding, FRN, 3.92%, 08/21/2008 ρρ	7,750,000	7,745,217

9

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 3.8%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø ρρ	146,335,841	$146,335,841

Total Short-Term Investments (cost $157,085,842)		157,065,051

Total Investments (cost $4,122,645,089) 107.4%		4,149,654,421
Other Assets and Liabilities (7.4%)		(284,885,939)

Net Assets 100.0%		$3,864,768,482

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

^	Collateralized by U.S. government agency obligations at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

10

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

At January 31, 2008, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain

06/20/2012	CitiBank, Inc.	BorgWarner, Inc., 6.50%, 02/15/2009	$8,000,000	0.26%	Quarterly	$69,064
06/20/2012	Goldman Sachs Group, Inc.	Avon Products, Inc., 7.15%, 11/15/2009	8,000,000	0.15%	Quarterly	51,280
09/20/2012	Goldman Sachs Group, Inc.	PPG Industries, 7.05%, 09/20/2012	8,000,000	0.22%	Quarterly	132,570

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

09/20/2008	CitiBank, Inc.	Goldman Sachs Group, Inc., 6.60%, 01/01/2012	$8,000,000	0.70%	Quarterly	$(12,029)
09/20/2008	CitiBank, Inc.	Lehman Brothers Holdings, Inc., 6.625%, 01/18/2012	8,000,000	1.00%	Quarterly	(48,308)
09/20/2008	JPMorgan	Lehman Brothers Holdings, Inc., 6.625%, 01/18/2012	8,000,000	1.25%	Quarterly	(35,502)
09/20/2008	JPMorgan	Merrill Lynch & Co., Inc., 5.00%, 01/15/2015	8,000,000	0.80%	Quarterly	(47,274)
12/20/2008	JPMorgan	Lehman Brothers Holdings, Inc., 6.625%, 01/18/2012	10,000,000	0.80%	Quarterly	(97,507)
12/20/2008	Lehman Brothers Holdings, Inc.	Lehman Brothers Holdings, Inc., 6.625%, 01/18/2012	8,000,000	0.85%	Quarterly	(55,991)
12/20/2008	Lehman Brothers Holdings, Inc.	Morgan Stanley, 6.60%, 04/01/2012	10,000,000	1.15%	Quarterly	(15,309)
03/20/2009	Goldman Sachs Group, Inc.	Morgan Stanley, 6.60%, 04/01/2012	8,000,000	1.75%	Quarterly	38,721
09/20/2010	Goldman Sachs Group, Inc.	Duke Realty, Ltd., 5.40%, 08/15/2014	8,000,000	0.75%	Quarterly	(586,891)
06/20/2012	Lehman Brothers Holdings, Inc.	JC Penney, 8.00%, 03/01/2010	16,000,000	0.45%	Quarterly	(815,307)
06/20/2012	Morgan Stanley	Dow Jones CDX	16,000,000	0.35%	Quarterly	(438,479)
06/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 03/01/2014	10,000,000	0.24%	Quarterly	(95,608)
06/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 03/01/2014	10,000,000	0.24%	Quarterly	(95,608)
09/20/2012	Morgan Stanley	Duke Realty, Ltd., 5.40%, 08/15/2014	8,000,000	0.90%	Quarterly	(841,106)
12/13/2049	Morgan Stanley	CMBX North America Index	17,200,000	0.27%	Quarterly	(1,952,342)
12/25/2049	CitiBank, Inc.	CMBX North America Index	3,700,000	0.27%	Quarterly	(137,375)
12/25/2049	Goldman Sachs Group, Inc.	CMBX North America Index	24,700,000	0.27%	Quarterly	(1,930,786)
12/25/2051	Goldman Sachs Group, Inc.	CMBX North America Index	35,000,000	1.65%	Quarterly	(3,559,500)

At January 31, 2008, the Fund had the following open total return swap agreements outstanding:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Loss

02/01/2008	$30,000,000	Agreement dated 07/17/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	CitiBank, Inc.	$1,525,348
02/01/2008	38,000,000	Agreement dated 07/30/2007 to receive 50 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Morgan Stanley	1,925,774
02/01/2008	40,000,000	Agreement dated 08/07/2007 to receive 25 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	2,035,464
02/01/2008	37,000,000	Agreement dated 07/24/2007 to receive 50 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Morgan Stanley	1,875,096
03/01/2008	39,000,000	Agreement dated 08/15/2007 to receive 0 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	1,992,702
03/01/2008	37,000,000	Agreement dated 08/31/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	JPMorgan	1,899,762

11

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Loss

03/01/2008	40,000,000	Agreement dated 08/31/2007 to receive 32.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	2,054,631
03/01/2008	40,000,000	Agreement dated 08/23/2007 to receive 65 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	2,065,464
03/01/2008	40,000,000	Agreement dated 08/29/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	2,053,797
05/01/2008	38,000,000	Agreement dated 10/22/2007 to receive 0 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Goldman Sachs Group, Inc.	1,941,607
10/01/2008	235,000,000	Agreement dated 10/01/2007 to pay 62 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	12,128,726
11/01/2008	39,000,000	Agreement dated 11/01/2007 to pay 15 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	1,997,577

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $4,123,576,883. The gross unrealized appreciation and depreciation on securities based on tax cost was $75,592,341 and $49,514,803, respectively, with an unrealized appreciation of $26,077,538.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

12

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

13

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 0.5%
FINANCIALS 0.5%
Consumer Finance 0.5%
Daimler Financial Services AG, 4.875%, 06/15/2010 (cost $5,440,462)	$5,500,000	$5,596,585

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 45.7%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	3,310,000	4,786,000

CONSUMER STAPLES 4.0%
Beverages 0.5%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	2,925,000	5,743,220

Food & Staples Retailing 0.4%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	2,900,000	4,349,272

Household Products 1.4%
Procter & Gamble Co., 4.50%, 05/12/2014 EUR	11,450,000	16,874,930

Tobacco 1.7%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	4,500,000	8,843,650
Gallaher Group plc, 4.50%, 04/02/2014 EUR	7,500,000	11,000,325

		19,843,975

ENERGY 1.6%
Oil, Gas & Consumable Fuels 1.6%
GAZPROM OAO:
5.36%, 10/31/2014 EUR	3,950,000	5,358,882
6.58%, 10/31/2013 GBP	1,350,000	2,575,691
Total Capital SA, 5.75%, 04/08/2011 AUD	6,000,000	5,142,553
Transco plc, 7.00%, 12/15/2008 AUD	6,500,000	5,800,485

		18,877,611

FINANCIALS 35.2%
Capital Markets 1.4%
Merrill Lynch & Co., Inc., 5.125%, 09/24/2010 GBP	4,500,000	8,610,691
Morgan Stanley, 5.375%, 11/14/2013 GBP	3,850,000	7,272,767

		15,883,458

Commercial Banks 18.9%
Bank Nederlandse Gemeenten:
3.75%, 12/16/2013 EUR	8,800,000	12,819,368
5.50%, 07/20/2012 AUD	10,000,000	8,364,218
Eurofima, 5.50%, 09/15/2009 AUD	12,895,000	11,269,602
European Investment Bank:
4.50%, 01/14/2013 GBP	3,558,000	6,990,356
5.625%, 10/15/2010 EUR	11,400,000	17,785,257
6.125%, 01/23/2017 AUD	8,000,000	6,850,636
6.25%, 04/15/2014 GBP	3,640,000	7,786,197
6.50%, 09/10/2014 NZD	12,200,000	9,030,559
6.75%, 11/17/2008 NZD	8,475,000	6,596,319
Kommunalbanken AS, 4.125%, 06/03/2013 CAD	8,000,000	7,892,009
Kreditanstalt für Wiederaufbau:
4.125%, 07/04/2017 EUR	7,400,000	10,918,045
4.95%, 10/14/2014 CAD	29,535,000	30,684,835
6.00%, 07/15/2009 NZD	15,250,000	11,645,395
6.00%, 09/15/2009 AUD	2,200,000	1,937,808
Landwirtschaftliche Rentenbank:
4.25%, 11/16/2012 CAD	30,490,000	30,680,287
5.75%, 01/21/2015 AUD	19,000,000	15,823,217
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,914,000	2,169,778
Rabobank Nederland, 4.25%, 01/16/2017 EUR	16,400,000	23,844,614

		223,088,500

1

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Consumer Finance 1.4%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	3,000,000	$5,930,746
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,440,000	4,948,116
SLM Corp., 6.50%, 06/15/2010 NZD	2,500,000	1,732,985
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR ρ	3,160,000	4,080,880

		16,692,727

Diversified Financial Services 7.0%
GE Capital Australia Funding, 6.00%, 06/15/2011 AUD	3,000,000	2,524,257
General Electric Capital Corp.:
5.75%, 01/18/2011 AUD	12,000,000	10,344,317
6.125%, 05/17/2012 GBP	10,500,000	21,429,203
Instituto de Credito Oficial, 5.375%, 03/17/2010 GBP	21,660,000	43,439,728
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	3,480,000	4,932,850

		82,670,355

Insurance 1.1%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	6,000,000	11,725,489
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	2,000,000	1,758,225

		13,483,714

Thrifts & Mortgage Finance 5.4%
Nykredit, 5.00%, 10/01/2035 DKK	64,653,118	12,661,549
Realkredit Danmark, 4.00%, 10/01/2035 DKK	167,735,503	30,267,546
Totalkredit, FRN, 5.36%, 01/01/2015 DKK	102,329,577	20,841,233

		63,770,328

INDUSTRIALS 1.0%
Aerospace & Defense 0.4%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	3,260,000	4,635,041

Machinery 0.6%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,500,000	5,192,323
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	1,800,000	2,255,192

		7,447,515

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,293,000	3,547,915

MATERIALS 0.9%
Chemicals 0.2%
BOC Group, 5.875%, 04/29/2009 GBP	1,187,000	2,365,952

Containers & Packaging 0.4%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	1,500,000	2,032,457
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	1,500,000	1,919,976

		3,952,433

Metals & Mining 0.3%
Anglo American plc, 5.125%, 12/15/2010 GBP	2,000,000	3,930,765

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
France Telecom:
7.25%, 01/28/2013 EUR	6,600,000	10,820,066
7.50%, 03/14/2011 GBP	4,000,000	8,394,806
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	3,220,000	4,532,747

		23,747,619

UTILITIES 0.3%
Multi-Utilities 0.3%
Centrica plc, 5.875%, 11/02/2012 GBP	2,100,000	4,185,553

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $501,732,327)		539,876,883

2

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 46.9%
Australia, Ser. 17RG, 5.50%, 03/01/2017 AUD	50,200,000	$41,589,661
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	28,605,000	42,335,397
Canada, 4.40%, 03/08/2016 CAD	19,415,000	19,502,489
Denmark:
4.00%, 11/15/2017 DKK	135,580,000	26,762,427
7.00%, 11/10/2024 DKK	100,000,000	26,164,221
France, 4.25%, 04/25/2019 EUR	34,600,000	51,958,108
Germany, 3.75%, 01/04/2017 EUR	39,565,000	57,974,570
Hong Kong, 4.23%, 03/21/2011 HKD	237,300,000	32,712,706
Korea:
5.25%, 09/10/2015 KRW	11,400,000,000	12,138,627
Ser. 2703, 5.25%, 03/10/2027 KRW	19,610,000,000	20,760,693
Mexico, 10.00%, 12/05/2024 MXN	310,230,000	34,814,472
New Zealand, 6.00%, 07/15/2008 NZD ρ	21,085,000	16,492,589
Norway:
4.25%, 05/19/2017 NOK ρ	258,320,000	47,305,245
5.00%, 05/15/2015 NOK	54,050,000	10,431,533
Sweden:
5.25%, 03/15/2011 SEK	325,750,000	53,448,137
5.50%, 10/08/2012 SEK ρ	360,000,000	60,754,026

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $512,968,558)		555,144,901

YANKEE OBLIGATIONS – CORPORATE 1.1%
FINANCIALS 0.8%
Commercial Banks 0.7%
Bank of Moscow, 7.34%, 05/13/2013 ρ	$7,600,000	7,533,880

Consumer Finance 0.1%
Virgin Media Finance plc, 9.125%, 08/15/2016	1,735,000	1,578,850

TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
Vimpel Communications, 8.25%, 05/23/2016	4,270,000	4,264,449

Total Yankee Obligations – Corporate (cost $14,251,989)		13,377,179

	Shares	Value

SHORT-TERM INVESTMENTS 7.3%
MUTUAL FUND SHARES 7.3%
Navigator Prime Portfolio, 3.92% § ρρ	77,373,561	77,373,561
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø	8,554,921	8,554,921

Total Short-Term Investments (cost $85,928,482)		85,928,482

Total Investments (cost $1,120,321,818) 101.5%		1,199,924,030
Other Assets and Liabilities (1.5%)		(17,961,280)

Net Assets 100.0%		$1,181,962,750

ρ	All or a portion of this security is on loan.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

3

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

The following table shows the percent of total long-term investments by geographic location as of January 31, 2008:

Germany	14.2%
Denmark	10.8%
France	10.7%
Sweden	10.3%
Luxembourg	7.0%
Australia	6.9%
United States	6.0%
Norway	5.9%
Netherlands	4.2%
Canada	4.1%
Spain	3.9%
United Kingdom	3.8%
Mexico	3.1%
South Korea	3.0%
Hong Kong	2.9%
New Zealand	1.5%
Cayman Islands	1.1%
Bermuda	0.4%
South Africa	0.2%

100.0%

At January 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2008	In Exchange for	U.S. Value at January 31, 2008	Unrealized Gain (Loss)

02/13/2008	3,071,582,840 JPY	$28,870,745	30,820,000 AUD	$27,612,267	$1,258,478
02/13/2008	6,779,077,500 JPY	63,718,619	69,000,000 AUD	61,818,507	1,900,112
02/19/2008	5,712,267,200 JPY	53,714,449	69,560,000 NZD	54,654,782	(940,333)
03/14/2008	4,234,300,000 JPY	39,879,979	18,650,018 GBP	36,985,960	2,894,019
03/14/2008	3,670,977,000 JPY	34,574,425	256,550,213 HKD	32,943,124	1,631,301
04/15/2008	37,982,204 EUR	56,266,554	28,770,000 GBP	56,934,292	(667,738)
04/15/2008	11,136,480,000 JPY	105,095,040	69,767,389 EUR	103,352,892	1,742,148
04/15/2008	6,855,780,000 JPY	64,698,044	32,541,972 GBP	64,398,824	299,220
04/22/2008	6,270,986,000 JPY	59,204,813	60,507,391 CAD	60,216,257	(1,011,444)

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2008	In Exchange for for U.S.$	Unrealized Loss

03/18/2008	15,685,734 EUR	$ 23,260,126	$ 23,309,000	$ 48,874

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2008	In Exchange for for U.S.$	Unrealized Loss

03/18/2008	38,925,302 EUR	$ 57,721,715	$ 56,300,000	$ 1,421,715

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,120,450,774. The gross unrealized appreciation and depreciation on securities based on tax cost was $81,104,131 and $1,630,875, respectively, with a net unrealized appreciation of $79,473,256.

4

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

5

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 86.5%
CONSUMER DISCRETIONARY 17.7%
Auto Components 1.8%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	$815,000	$700,900
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	920,000	966,000
11.25%, 03/01/2011	595,000	630,700

		2,297,600

Automobiles 0.2%
Ford Motor Co., 7.875%, 06/15/2010	290,000	273,142

Diversified Consumer Services 0.1%
Service Corporation International, 6.75%, 04/01/2015	105,000	104,475

Hotels, Restaurants & Leisure 4.4%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	495,000	468,394
8.125%, 05/15/2011	145,000	127,056
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	1,235,000	1,235,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	2,200,000	1,705,000
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A ρ	735,000	763,481
Seneca Gaming Corp., 7.25%, 05/01/2012	285,000	277,875
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A ρ	770,000	696,850
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	380,000	392,350

		5,666,006

Household Durables 2.6%
Centex Corp., 4.875%, 08/15/2008	375,000	366,609
D.R. Horton, Inc., 5.00%, 01/15/2009	530,000	512,775
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	145,000	81,925
6.50%, 01/15/2014	95,000	65,550
KB Home:
7.75%, 02/01/2010	280,000	271,600
8.625%, 12/15/2008	135,000	135,000
Libbey, Inc., FRN, 11.91%, 06/01/2011	580,000	588,700
Meritage Homes Corp., 6.25%, 03/15/2015 ρ	165,000	116,325
Pulte Homes, Inc.:
4.875%, 07/15/2009	790,000	752,475
7.875%, 08/01/2011	45,000	43,763
Standard Pacific Corp., 5.125%, 04/01/2009 ρ	70,000	56,000
Toll Brothers, Inc., 8.25%, 02/01/2011	305,000	294,706

		3,285,428

Media 5.0%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	800,000	770,000
CSC Holdings, Inc., 7.625%, 04/01/2011	875,000	870,625
Dex Media West, LLC, 8.50%, 08/15/2010	1,330,000	1,351,612
Idearc, Inc., 8.00%, 11/15/2016	510,000	459,000
Lamar Media Corp., 6.625%, 08/15/2015 ρ	1,120,000	1,066,800
Mediacom Broadband, LLC, 8.50%, 10/15/2015 ρ	110,000	90,750
Mediacom Communications Corp.:
7.875%, 02/15/2011	75,000	67,313
9.50%, 01/15/2013	635,000	569,913
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A	1,265,000	1,078,412
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ	145,000	147,175

		6,471,600

Multi-line Retail 0.5%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	675,000	678,375

1

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 0.8%
Home Depot, Inc., 5.875%, 12/16/2036	$195,000	$163,241
Payless ShoeSource, Inc., 8.25%, 08/01/2013	895,000	827,875

		991,116

Textiles, Apparel & Luxury Goods 2.3%
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	455,000	469,788
Oxford Industries, Inc., 8.875%, 06/01/2011	1,280,000	1,257,600
Warnaco Group, Inc., 8.875%, 06/15/2013	1,135,000	1,160,537

		2,887,925

CONSUMER STAPLES 3.6%
Beverages 0.2%
Constellation Brands, Inc., 8.375%, 12/15/2014 ρ	280,000	289,800

Food & Staples Retailing 1.1%
Ingles Markets, Inc., 8.875%, 12/01/2011	525,000	534,187
Rite Aid Corp., 8.125%, 05/01/2010 ρ	905,000	876,719

		1,410,906

Food Products 1.4%
Dean Foods Co., 6.625%, 05/15/2009	55,000	54,588
Del Monte Foods Co.:
6.75%, 02/15/2015 ρ	60,000	56,100
8.625%, 12/15/2012	1,098,000	1,114,470
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015 ρ	40,000	38,100
8.375%, 05/01/2017 ρ	555,000	487,012

		1,750,270

Household Products 0.4%
Church & Dwight Co., 6.00%, 12/15/2012	500,000	490,000

Personal Products 0.5%
Central Garden & Pet Co., 9.125%, 02/01/2013	825,000	660,000

ENERGY 13.9%
Energy Equipment & Services 2.8%
Bristow Group, Inc., 6.125%, 06/15/2013	400,000	387,000
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	535,000	526,975
GulfMark Offshore, Inc., 7.75%, 07/15/2014	265,000	270,300
Helix Energy Solutions, Inc., 9.50%, 01/15/2016 144A ρ	100,000	102,000
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	1,385,000	1,294,975
Parker Drilling Co., 9.625%, 10/01/2013	4,000	4,240
PHI, Inc., 7.125%, 04/15/2013	1,000,000	956,250

		3,541,740

Oil, Gas & Consumable Fuels 11.1%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,390,000	1,383,050
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	245,000	211,925
El Paso Corp., 7.00%, 06/15/2017	240,000	244,688
Encore Acquisition Co.:
6.00%, 07/15/2015	520,000	471,900
6.25%, 04/15/2014 ρ	200,000	187,000
Exco Resources, Inc., 7.25%, 01/15/2011	890,000	854,400
Forest Oil Corp., 7.75%, 05/01/2014 ρ	1,285,000	1,310,700
Frontier Oil Corp., 6.625%, 10/01/2011	385,000	381,150

2

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	$1,785,000	$1,477,087
9.50%, 12/01/2016	385,000	301,263
Mariner Energy, Inc., 8.00%, 05/15/2017	170,000	163,200
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	935,000	958,375
Peabody Energy Corp.:
5.875%, 04/15/2016	350,000	329,000
6.875%, 03/15/2013 ρ	1,050,000	1,047,375
Plains Exploration & Production Co., 7.75%, 06/15/2015	320,000	322,000
Sabine Pass LNG, LP:
7.25%, 11/30/2013	1,250,000	1,187,500
7.50%, 11/30/2016	70,000	65,975
Southwestern Energy Co., 7.50%, 02/01/2018 144A	280,000	289,100
Targa Resources, Inc., 8.50%, 11/01/2013	395,000	374,263
Tesoro Corp., 6.625%, 11/01/2015 ρ	890,000	869,975
Williams Cos., 7.125%, 09/01/2011	900,000	963,000
Williams Partners, LP, 7.25%, 02/01/2017	790,000	821,600

		14,214,526

FINANCIALS 13.5%
Consumer Finance 7.6%
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	1,275,000	1,166,961
7.375%, 10/28/2009	2,540,000	2,447,021
9.75%, 09/15/2010	200,000	193,285
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009 ρ	430,000	416,365
6.875%, 09/15/2011	2,075,000	1,815,511
6.875%, 08/28/2012	740,000	628,882
7.25%, 03/02/2011	135,000	122,049
7.75%, 01/19/2010	455,000	435,455
8.00%, 11/01/2031	1,170,000	971,934
FRN:
6.03%, 09/23/2008	330,000	320,999
6.12%, 05/15/2009	735,000	686,436
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	220,000	185,900
Sprint Capital Corp., 6.875%, 11/15/2028	440,000	370,088

		9,760,886

Diversified Financial Services 1.0%
Leucadia National Corp.:
7.125%, 03/15/2017	65,000	61,588
8.125%, 09/15/2015	1,275,000	1,275,000

		1,336,588

Real Estate Investment Trusts 3.1%
Host Marriott Corp.:
7.125%, 11/01/2013 ρ	680,000	676,600
Ser. Q, 6.75%, 06/01/2016	920,000	890,100
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,555,000	1,547,225
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	145,000	122,887
Ventas, Inc., 7.125%, 06/01/2015	645,000	670,800

		3,907,612

Thrifts & Mortgage Finance 1.8%
Residential Capital, LLC:
7.625%, 11/21/2008	585,000	453,375
7.875%, 06/30/2010	2,665,000	1,745,575
FRN, 5.65%, 06/09/2008	90,000	77,400

		2,276,350

3

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 3.6%
Health Care Providers & Services 3.6%
HCA, Inc., 9.25%, 11/15/2016	$2,350,000	$2,470,437
Omnicare, Inc.:
6.125%, 06/01/2013	1,285,000	1,162,925
6.875%, 12/15/2015	1,080,000	977,400

		4,610,762

INDUSTRIALS 8.9%
Aerospace & Defense 4.8%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 ρ	175,000	169,750
DRS Technologies, Inc.:
6.625%, 02/01/2016	340,000	334,050
7.625%, 02/01/2018 ρ	120,000	119,100
Hexcel Corp., 6.75%, 02/01/2015	485,000	470,450
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	3,000,000	2,932,500
6.375%, 10/15/2015	2,160,000	2,154,600

		6,180,450

Commercial Services & Supplies 1.5%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	770,000	712,250
9.25%, 05/01/2021	575,000	606,625
Corrections Corporation of America, 6.25%, 03/15/2013	55,000	55,000
Geo Group, Inc., 8.25%, 07/15/2013	380,000	384,750
Mobile Mini, Inc., 6.875%, 05/01/2015	245,000	214,375

		1,973,000

Machinery 1.0%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	1,430,000	1,217,288

Road & Rail 1.4%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014	825,000	763,125
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	375,000	363,750
10.50%, 01/01/2016	10,000	9,662
Kansas City Southern:
7.50%, 06/15/2009	260,000	262,925
9.50%, 10/01/2008	385,000	394,144

		1,793,606

Trading Companies & Distributors 0.2%
United Rentals, Inc., 6.50%, 02/15/2012	270,000	249,750

INFORMATION TECHNOLOGY 3.5%
Electronic Equipment & Instruments 1.8%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	645,000	601,462
Jabil Circuit, Inc., 8.25%, 03/15/2018 144A	1,120,000	1,088,752
Sanmina-SCI Corp.:
6.75%, 03/01/2013 ρ	125,000	108,750
8.125%, 03/01/2016 ρ	205,000	179,888
FRN, 7.74%, 06/15/2010 144A	275,000	275,000

		2,253,852

IT Services 1.2%
First Data Corp., 9.875%, 09/24/2015 144A ρ	950,000	841,938
SunGard Data Systems, Inc., 4.875%, 01/15/2014 ρ	640,000	555,200
Unisys Corp., 6.875%, 03/15/2010	195,000	184,275

		1,581,413

4

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 0.5%
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014	$505,000	$412,837
9.125%, 12/15/2014	205,000	152,981
Spansion, Inc., FRN, 8.25%, 06/01/2013 144A	105,000	80,588

		646,406

MATERIALS 10.4%
Chemicals 4.4%
ARCO Chemical Co.:
9.80%, 02/01/2020	340,000	311,100
10.25%, 11/01/2010	50,000	51,750
Huntsman, LLC, 11.625%, 10/15/2010	600,000	631,500
Koppers Holdings, Inc.:
9.875%, 10/15/2013	70,000	74,900
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	705,000	599,250
Millenium America, Inc., 7.625%, 11/15/2026	635,000	454,025
Momentive Performance Materials, Inc., 9.75%, 12/01/2014 ρ	1,015,000	923,650
Mosaic Co.:
7.30%, 01/15/2028	400,000	402,000
7.625%, 12/01/2016 144A	675,000	732,375
Tronox Worldwide, LLC, 9.50%, 12/01/2012	1,635,000	1,545,075

		5,725,625

Construction Materials 0.7%
CPG International, Inc., 10.50%, 07/01/2013	990,000	886,050

Containers & Packaging 2.4%
BPC Holding Corp., 8.875%, 09/15/2014 ρ	343,000	306,128
Exopack Holding Corp., 11.25%, 02/01/2014	915,000	862,387
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	735,000	716,625
9.50%, 08/15/2013	150,000	142,125
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	1,045,000	1,016,262

		3,043,527

Metals & Mining 1.1%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	520,000	530,400
8.375%, 04/01/2017	830,000	883,950

		1,414,350

Paper & Forest Products 1.8%
Georgia Pacific Corp., 8.875%, 05/15/2031	700,000	661,500
Glatfelter, 7.125%, 05/01/2016	475,000	471,438
Newpage Corp., 10.00%, 05/01/2012 144A	480,000	480,000
Verso Paper Holdings, LLC, 9.125%, 08/01/2014 ρ	720,000	702,000

		2,314,938

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 2.6%
Citizens Communications Co., 7.875%, 01/15/2027	695,000	639,400
Consolidated Communications, Inc., 9.75%, 04/01/2012	490,000	499,800
Qwest Corp.:
6.50%, 06/01/2017 144A	795,000	751,275
7.875%, 09/01/2011 144A	915,000	948,169
8.875%, 03/15/2012 144A	420,000	445,725

		3,284,369

5

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.0%
Rural Cellular Corp., 8.25%, 03/15/2012	$555,000	$574,425
Sprint Nextel Corp.:
Ser. D, 7.375%, 08/01/2015	575,000	526,392
Ser. F, 5.95%, 03/15/2014	270,000	238,485

		1,339,302

UTILITIES 7.8%
Electric Utilities 7.6%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	1,145,000	1,230,875
Aquila, Inc., 11.875%, 07/01/2012	1,685,000	2,110,462
CMS Energy Corp.:
6.55%, 07/17/2017 ρ	65,000	64,043
8.50%, 04/15/2011	165,000	178,340
Edison Mission Energy:
7.00%, 05/15/2017	60,000	58,650
7.20%, 05/15/2019	455,000	445,900
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	135,000	119,813
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	135,000	156,600
Mirant North America, LLC, 7.375%, 12/31/2013	1,475,000	1,482,375
NRG Energy, Inc., 7.375%, 02/01/2016	1,225,000	1,186,719
Orion Power Holdings, Inc., 12.00%, 05/01/2010	954,000	1,042,245
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,645,000	1,667,619
7.875%, 06/15/2017 ρ	25,000	24,500

		9,768,141

Independent Power Producers & Energy Traders 0.2%
AES Corp., 8.00%, 10/15/2017	30,000	30,750
Dynegy Holdings, Inc., 7.50%, 06/01/2015	265,000	248,437

		279,187

Total Corporate Bonds (cost $115,044,591)		110,856,361

YANKEE OBLIGATIONS – CORPORATE 8.6%
ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	330,000	328,350
OPTI Canada, Inc., 7.875%, 12/15/2014 144A ρ	1,550,000	1,511,250

		1,839,600

FINANCIALS 1.4%
Consumer Finance 0.9%
Avago Technologies Finance, Ltd., 10.125%, 12/01/2013	150,000	156,750
NXP Funding, LLC, 7.875%, 10/15/2014 ρ	45,000	41,456
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A ρ	215,000	197,800
Virgin Media Finance plc, 9.125%, 08/15/2016 ρ	760,000	691,600

		1,087,606

Diversified Financial Services 0.5%
Ship Finance International, Ltd., 8.50%, 12/15/2013	680,000	685,100

INDUSTRIALS 1.4%
Road & Rail 1.4%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	860,000	819,150
9.375%, 05/01/2012 144A	953,000	986,355

		1,805,505

6

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
INFORMATION TECHNOLOGY 1.2%
Communications Equipment 1.0%
Nortel Networks Corp., 10.125%, 07/15/2013 144A	$1,290,000	$1,293,225

Semiconductors & Semiconductor Equipment 0.2%
Sensata Technologies, Inc., 8.00%, 05/01/2014 ρ	320,000	289,600

MATERIALS 2.5%
Metals & Mining 2.2%
Novelis, Inc., 7.25%, 02/15/2015	2,955,000	2,740,762

Paper & Forest Products 0.3%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A ρ	510,000	419,475

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Inmarsat Finance II plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	420,000	411,600
Intelsat, Ltd., 9.25%, 06/15/2016	365,000	365,913

Total Yankee Obligations – Corporate (cost $11,570,804)		10,938,386

	Shares	Value

PREFERRED STOCKS 1.0%
FINANCIALS 1.0%
Thrifts & Mortgage Finance 1.0%
Fannie Mae, Ser. S, 8.25%	39,720	1,049,402
Freddie Mac, Ser. Z, 8.375%	9,130	245,141

Total Preferred Stocks (cost $1,224,228)		1,294,543

	Principal Amount	Value

LOANS 3.2%
CONSUMER DISCRETIONARY 0.0%
Claire’s Stores, Inc., FRN, 7.72%, 05/29/2014	$49,875	39,887

ENERGY 1.1%
Blue Grass Energy Corp., FRN, 10.50%, 12/30/2013	1,460,000	1,414,433

INDUSTRIALS 1.0%
Clarke American Corp., FRN, 7.32%, 02/28/2014 <	955,000	759,674
Neff Corp., FRN:
8.44%, 06/01/2008 <	190,000	140,451
9.19%, 11/30/2014 <	435,000	321,561
9.20%, 11/30/2014 <	50,000	36,961

		1,258,647

INFORMATION TECHNOLOGY 0.5%
Flextonics International, Ltd., FRN, 7.47%, 10/01/2014 <	609,925	582,070

MATERIALS 0.6%
Wimar Co., 7.49%, 01/03/2012	840,000	828,719

Total Loans (cost $4,281,880)		4,123,756

SHORT-TERM INVESTMENTS 11.5%
MUTUAL FUND SHARES 11.5%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø ρρ (cost $14,701,865)	14,701,865	14,701,865

Total Investments (cost $146,823,368) 110.8%		141,914,911
Other Assets and Liabilities (10.8%)		(13,811,436)

Net Assets 100.0%		$128,103,475

7

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
<	All or a portion of the position represents an unfunded loan commitment.

Summary of Abbreviations

FRN	Floating Rate Note

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $146,878,632. The gross unrealized appreciation and depreciation on securities based on tax cost was $571,063 and $5,534,784, respectively, with a net unrealized depreciation of $4,963,721.

At January 31, 2008, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Received	Frequency of Payments Received	Unrealized Gain/Loss

12/12/2012	Lehman Brothers Holdings, Inc.	CMBX North America Index	$1,065,000	3.75%	Quarterly	$44,958
12/13/2049	Morgan Stanley	CMBX North America Index	250,000	0.27%	Quarterly	(31,581)

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Made	Frequency of Payments Made	Unrealized Loss

12/12/2012	Lehman Brothers Holdings, Inc.	CMBX North America Index	$1,065,000	3.75%	Quarterly	$ 44,754

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of January 31, 2008 , the Fund had unfunded loan commitments of $642,475.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

8

Item 2 - Controls and Procedures

(a)     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)    There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)   Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: ______________________________
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: ______________________________
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2008

By: ______________________________
        Kasey Phillips

        Principal Financial Officer

Date: March 30, 2008